Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
NEOS Bitcoin High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Bitcoin High Income ETF
Class Name	NEOS Bitcoin High Income ETF
Trading Symbol	BTCI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Bitcoin High Income ETF (the “Fund” or “BTCI”) for the period of October 17, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/btci/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/btci/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Bitcoin High Income ETF	$74	0.98%
[1],[2]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.98%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From October 17, 2024, the Fund’s inception date, through May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 43.24% compared to the CME CF BTC-USD Reference Rate 4pm NY, which returned 54.49%. The Fund’s relative  underperformance during the reporting period is attributable to the active laddered call strategy which limited the underlying long Bitcoin exposure to participate with more of the upside in Bitcoin.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/17/2024)
NEOS Bitcoin High Income ETF NAV	43.24
S&P 500® Total Return Index	2.02
CME CF BTC-USD Reference Rate 4PM NY	54.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/btci/ for more recent performance information. Visit www.neosfunds.com/btci/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the  Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 85.6% of the Fund’s distributions were treated as return of capital and 0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

Net Assets	$ 246,421,074
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 530,609
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$246,421,074
Number of Holdings	9
Net Advisory Fee	$530,609
Portfolio Turnover	1%
30-Day SEC Yield	2.10%
30-Day SEC Yield Unsubsidized	2.10%
Distribution Yield	30.25%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Bill	69.5%
VanEck Bitcoin ETF	23.8%
Cboe Mini Bitcoin U.S. ETF Index Purchased/Written Options	5.9%
First American Treasury Obligations Fund	1.3%
Northern U.S. Government Select Money Market Fund	0.0%*
[3]
Updated Prospectus Web Address	www.neosfunds.com/btci/
NEOS Enhanced Income 1-3 Month T-Bill ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Class Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Trading Symbol	CSHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF (the “Fund” or “CSHI”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/cshi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/cshi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Enhanced Income 1-3 Month T-Bill ETF	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 5.39% compared to its benchmark index, the Bloomberg U.S. Treasury Bills: 1-3 Months Index, which returned 4.83%. The Fund’s outperformance relative to its reference index for the reporting period is attributable to the put options overlay, which generated additional monthly income for the Fund while maintaining tax efficiency.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income 1-3 Month T-Bill ETF NAV	5.39	5.59
Bloomberg U.S. Aggregate Bond Index	5.46	2.24
Bloomberg U.S. Treasury Bills: 1-3 Months Index	4.83	4.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/cshi/ for more recent performance information. Visit www.neosfunds.com/cshi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the  Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. During the reporting period, 4.2% of the Fund’s distributions were treated as return of capital and 9.3% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

Net Assets	$ 504,177,262
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 1,890,743
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$504,177,262
Number of Holdings	23
Net Advisory Fee	$1,890,743
Portfolio Turnover	0%
30-Day SEC Yield	3.91%
30-Day SEC Yield Unsubsidized	3.91%
Distribution Yield	5.18%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Bill	99.1%
First American Treasury Obligations Fund	0.6%
Northern U.S. Government Select Money Market Fund	0.4%
S&P 500 Index Purchased/Written Options	0.0%*
[4]
Updated Prospectus Web Address	www.neosfunds.com/cshi/
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income 20+ Year Treasury Bond ETF
Class Name	NEOS Enhanced Income 20+ Year Treasury Bond ETF
Trading Symbol	TLTI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Enhanced Income 20+ Year Treasury Bond ETF (the “Fund” or “TLTI”) for the period of December 11, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/tlti/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/tlti/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$31	0.58%
[5],[6]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From December 11, 2024, the Fund’s inception date, through May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was -5.77% compared to its benchmark index, the ICE US Treasury 20+ Year Bond Total Return Index, which returned -5.60%. The Fund’s relative underperformance during the reporting period is attributable to the active put spread strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
CUMULATIVE TOTAL RETURN (%)

Since Inception (12/11/2024)
NEOS Enhanced Income 20+ Year Treasury Bond ETF NAV	-5.77
Bloomberg U.S. Aggregate Bond Index	0.69
ICE US Treasury 20+ Year Bond Total Return Index	-5.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/tlti/ for more recent performance information. Visit https://neosfunds.com/tlti/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 35.5% of the Fund’s distributions were treated as return of capital and 1.4% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

Net Assets	$ 2,738,911
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 4,839
Investment Company Portfolio Turnover	0.00%	[7]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$2,738,911
Number of Holdings	9
Net Advisory Fee	$4,839
Portfolio Turnover	0%*
30-Day SEC Yield	4.42%
30-Day SEC Yield Unsubsidized	4.42%
Distribution Yield	6.43%
[7]
Holdings [Text Block]

Top 10 Issuers
United States Treasury Bond	98.0%
Northern US Government Money Market Fund	0.6%
First American Treasury Obligations Fund	0.2%
S&P 500 Index Purchased/Written Options	0.0%*
[8]
Updated Prospectus Web Address	https://neosfunds.com/tlti/
NEOS Enhanced Income Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income Aggregate Bond ETF
Class Name	NEOS Enhanced Income Aggregate Bond ETF
Trading Symbol	BNDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF (the “Fund” or “BNDI”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/bndi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/bndi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Enhanced Income Aggregate Bond ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 5.85% compared to its benchmark index, the  Bloomberg U.S. Aggregate Bond Index, which returned 5.46%. The Fund’s relative outperformance during the reporting period is attributable to its put options overlay, which generated additional monthly income for the Fund while maintaining tax efficiency

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income Aggregate Bond ETF NAV	5.85	3.05
Bloomberg US Aggregate Bond Index	5.46	2.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/bndi/ for more recent performance information. Visit www.neosfunds.com/bndi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the  Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. During the reporting period, 35.3% of the Fund’s distributions were treated as return of capital and 7.3% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

Net Assets	$ 86,727,258
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 278,067
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$86,727,258
Number of Holdings	10
Net Advisory Fee	$278,067
Portfolio Turnover	1%
30-Day SEC Yield	3.27%
30-Day SEC Yield Unsubsidized	3.24%
Distribution Yield	5.72%

Holdings [Text Block]

Top 10 Issuers
Vanguard Total Bond Market ETF	49.5%
iShares Core U.S. Aggregate Bond ETF	49.5%
Northern U.S. Government Select Money Market Fund	1.0%
First American Treasury Obligations Fund	0.1%
S&P 500 Index Purchased/Written Options	-0.1%

Updated Prospectus Web Address	www.neosfunds.com/bndi/
NEOS Enhanced Income Credit Select ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income Credit Select ETF
Class Name	NEOS Enhanced Income Credit Select ETF
Trading Symbol	HYBI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Enhanced Income Credit Select ETF (the “Fund” or “HYBI”) for the period of September 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/hybi/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/hybi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Credit Select ETF†	$51	0.68%
[9],[10],[11]
Expenses Paid, Amount	$ 51	[11]
Expense Ratio, Percent	0.68%	[9],[11]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period from September 1, 2024 to May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 1.89% compared to its benchmark index, the Bloomberg U.S. Aggregate Bond Index, which returned 0.64% and the  Bloomberg U.S. Corporate High Yield Index, which returned 4.52%. The Fund’s relative under performance during the reporting period is attributable to the higher management fee and total expense ratio borne by the fund prior to reorganization as well as differences in the portfolio construction before and after reorganization.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	09/01/2024 to 05/31/2025	1 Year	5 Year	10 Year
NEOS Enhanced Income Credit Select ETF NAV	1.89	5.27	4.22	4.11
Bloomberg U.S. Aggregate Bond Index	0.64	5.46	-0.90	1.49
Bloomberg U.S. Corporate High Yield Index	4.52	9.32	5.79	5.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 26, 2024
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/hybi/ for more recent performance information. Visit www.neosfunds.com/hybi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the  Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 22.3% of the Fund’s distributions were treated as return of capital and 0.0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

Net Assets	$ 139,801,341
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 602,886
Investment Company Portfolio Turnover	348.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$139,801,341
Number of Holdings	12
Net Advisory Fee	$602,886
Portfolio Turnover	348%
30-Day SEC Yield	5.51%
30-Day SEC Yield Unsubsidized	5.52%
Distribution Yield	8.51%

Holdings [Text Block]

Top 10 Issuers
Xtrackers USD High Yield Corporate Bond ETF	32.0%
iShares Broad USD High Yield Corporate Bond ETF	32.0%
SPDR Portfolio High Yield Bond ETF	31.0%
First American Treasury Obligations Fund	2.2%
United States Treasury Bill	1.9%
Northern US Government Money Market Fund	1.0%
S&P 500 Index Purchased/Written Options	-0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Fund Name Change:
The Fund acquired all Assets and Liabilities of the WSTCM Credit Select Risk-Managed Fund (Predecessor Fund) in a reorganization on September 27, 2024. (the Reorganization). Effective September 30, 2024 the fund is known as the NEOS Enhanced Income Credit Select Fund ETF.
Changes to the Fund’s Principal Investment Strategy:
In connection with the Reorganization, the Principle Investment Strategy was amended to include index options.
Changes to Fund’s Principal Risks:
In connection with the Reorganization, the risk of investing in options was amended to include index options.
Changes to Shareholder Fees (fees paid directly from your investment).
Prior to the Reorganization, for the period September 30, 2014 to September 27, 2024, shareholders paid certain expenses of the Predecessor Fund that are now paid by the Adviser for the Fund under its unitary fee arrangement.  Prior to the Reorganization, for the period September 30, 2014 to September 27, 2024, the Predecessor Fund’s adviser limited the operating expenses of the Predecessor Fund to 1.15% of its average daily net assets. The Predecessor Fund paid the advisor a monthly management fee at the annual rate of 0.60% of its average daily net assets. Under a unitary fee arrangement, the Fund pays the Adviser a monthly management fee at an annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the aggregate acquired fund fees and expenses and total annual Fund operating expenses do not exceed 0.68% through December 20, 2025. Further information about the Fund’s fee arrangements, such as which fees and expenses are included or excluded from such arrangements, is available in the Fund’s prospectus dated December 24, 2024.
New Investment Adviser:
Wilbanks, Smith & Thomas Asset Management, LLC d/b/a WST Capital Management served as investment adviser to the Predecessor Fund and NEOS Investment Management, LLC serves as investment adviser to the Fund.
Other Material Fund Changes:
After the closing of trading on  December 26, 2024, the Fund affected a 1 for 5 reverse stock split, resulting in an approximate decrease in outstanding shares of 80%.

Updated Prospectus Web Address	www.neosfunds.com/hybi/
NEOS Nasdaq-100® Hedged Equity Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Nasdaq-100® Hedged Equity Income ETF
Class Name	NEOS Nasdaq-100® Hedged Equity Income ETF
Trading Symbol	QQQH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund” or “QQQH”) for the period of September 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/qqqh/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/qqqh/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq-100® Hedged Equity Income ETF†	$53	0.68%
[12],[13],[14]
Expenses Paid, Amount	$ 53	[14]
Expense Ratio, Percent	0.68%	[12],[14]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period from September 1, 2024 to May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 8.84% compared to its benchmark index, the  NASDAQ 100® Total Return Index, which returned 9.65%. The Fund’s relative outperformance during the reporting period is attributable to the active put spread collar strategy utilizing NDX Index options which helped provide the Fund with a measure of downside protection during a market selloff and also allowed for upside market participation due to the short call being out of the money when written.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	09/01/2024 to 05/31/2025	1 Year	5 Year	Since Inception (12/20/2019)
NEOS Nasdaq-100® Hedged Equity Income ETF NAV	8.84	16.48	7.65	8.74
NASDAQ Composite Total Return Index	8.47	15.02	15.91	15.99
NASDAQ 100® Total Return Index	9.65	16.02	18.37	19.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/qqqh/ for more recent performance information. Visit https://neosfunds.com/qqqh/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the  Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 98.1% of the Fund’s distributions were treated as return of capital and 0.0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

Net Assets	$ 305,930,069
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 1,621,505
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$305,930,069
Number of Holdings	105
Net Advisory Fee	$1,621,505
Portfolio Turnover	18%
30-Day SEC Yield	0.16%
30-Day SEC Yield Unsubsidized	0.16%
Distribution Yield	9.74%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	8.6%
NVIDIA Corp.	8.3%
Apple, Inc.	7.6%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	4.7%
Meta Platforms, Inc.	3.6%
Netflix, Inc.	3.2%
Tesla, Inc.	3.2%
Costco Wholesale Corp.	2.9%

Material Fund Change [Text Block]
Fund Name Change:
The Fund acquired all Assets and Liabilities of the Nationwide Nasdaq-100® Risk Managed ETF, as series of the ETF Series Solutions in a reorganization on November 11, 2024. (the Reorganization). Effective November 11, 2024 the fund is known as the NEOS Hedged Equity Enhanced Income ETF.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective with the Reorganization, the Advisor of the Fund is NEOS Investment Management LLC. Prior to the Reorganization, Nationwide Fund Advisors was the Adviser to the Fund and NEOS Investment Management LLC was the Sub-Adviser.
Other Material Fund Changes:
After the close of trading on  February 20, 2025, the Fund effected a 1 for 2 reverse stock split, resulting in an approximate decrease in share outstanding of 50%.

Updated Prospectus Web Address	https://neosfunds.com/qqqh/
NEOS Nasdaq 100® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Nasdaq 100® High Income ETF
Class Name	NEOS Nasdaq 100® High Income ETF
Trading Symbol	QQQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Nasdaq 100® High Income ETF (the “Fund” or “QQQI”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/qqqi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/qqqi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Nasdaq 100® High Income ETF	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 15.18% compared to its benchmark index, the NASDAQ 100® Total Return  Index, which returned 16.02%. The Fund’s relative underperformance during the reporting period is attributable to the active laddered call strategy utilizing NDX Index options which prevented the underlying equities to participate with more of the upside during market moves higher.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/30/2024)
NEOS Nasdaq 100® High Income ETF NAV	15.18	15.92
NASDAQ Composite Total Return Index	15.02	17.11
NASDAQ 100® Total Return Index	16.02	16.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/qqqi/ for more recent performance information. Visit www.neosfunds.com/qqqi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 97.2% of the Fund’s distributions were treated as return of capital and 1.0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

Net Assets	$ 1,778,335,111
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 4,980,272
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$1,778,335,111
Number of Holdings	104
Net Advisory Fee	$4,980,272
Portfolio Turnover	22%
30-Day SEC Yield	0.17%
30-Day SEC Yield Unsubsidized	0.17%
Distribution Yield	15.35%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	8.6%
NVIDIA Corp.	8.3%
Apple, Inc.	7.6%
Alphabet, Inc.	4.9%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	4.7%
Meta Platforms, Inc.	3.6%
Netflix, Inc.	3.2%
Tesla, Inc.	3.2%
Costco Wholesale Corp.	2.9%

Updated Prospectus Web Address	www.neosfunds.com/qqqi/
NEOS Real Estate High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Real Estate High Income ETF
Class Name	NEOS Real Estate High Income ETF
Trading Symbol	IYRI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Real Estate High Income ETF (the “Fund” or “IYRI”) for the period of January 15, 2025, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/iyri/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/iyri/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Real Estate High Income ETF	$22	0.68%
[15],[16]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.68%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From January 15, 2025, the Fund’s inception date, through May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 4.66% compared to its benchmark index, the Dow Jones U.S. Real Estate Capped Index (USD) TR, which returned 3.97%. The Fund’s relative outperformance during the reporting period is attributable to the active laddered call strategy which allowed the underlying equities to move higher since the short calls were written further out of the money.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (01/15/2025)
NEOS Real Estate High Income ETF NAV	4.66
S&P 500® Index	1.69
Dow Jones U.S. Real Estate Capped Index (USD) TR	3.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/iyri/ for more recent performance information. Visit https://neosfunds.com/iyri/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 38.9% of the Fund’s distributions were treated as return of capital and 2.8% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

Net Assets	$ 48,312,424
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 63,298
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$48,312,424
Number of Holdings	69
Net Advisory Fee	$63,298
Portfolio Turnover	2%
30-Day SEC Yield	3.22%
30-Day SEC Yield Unsubsidized	3.22%
Distribution Yield	11.84%

Holdings [Text Block]

Top 10 Issuers
Prologis, Inc.	7.6%
American Tower Corp.	7.6%
Welltower, Inc.	7.0%
Equinix, Inc.	4.7%
Digital Realty Trust, Inc.	4.2%
Simon Property Group, Inc.	3.8%
Realty Income Corp.	3.8%
Public Storage	3.7%
Crown Castle, Inc.	3.4%
CBRE Group, Inc.	2.8%

Updated Prospectus Web Address	https://neosfunds.com/iyri/
NEOS Russell 2000 High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Russell 2000 High Income ETF
Class Name	NEOS Russell 2000 High Income ETF
Trading Symbol	IWMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Russell 2000 High Income ETF (the “Fund” or “IWMI”) for the period of June 25, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/iwmi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/iwmi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Russell 2000® High Income ETF	$55	0.58%
[17],[18]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.58%	[18]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From June 25, 2024, the Fund’s inception date, through May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 2.04% compared to its benchmark index, the  Russell 2000 Total Return Index, which returned 3.04%. The Fund’s relative underperformance during the reporting period is attributable to the active laddered call strategy which prevented the underlying long Russell 2000 exposure to participate with more of the upside in the Russell 2000.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (06/25/2024)
NEOS Russell 2000 High Income ETF NAV	2.04
S&P 500® Index	9.86
Russell 2000 Total Return Index	3.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/iwmi/ for more recent performance information. Visit www.neosfunds.com/iwmi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 71.7% of the Fund’s distributions were treated as return of capital and 14.5% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

Net Assets	$ 177,647,049
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 572,284
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$177,647,049
Number of Holdings	4
Net Advisory Fee	$572,284
Portfolio Turnover	2%
30-Day SEC Yield	0.90%
30-Day SEC Yield Unsubsidized	0.81%
Distribution Yield	15.22%

Holdings [Text Block]

Top 10 Issuers
Vanguard Russell 2000 ETF	100.0%
First American Treasury Obligations Fund	0.3%
Russell 2000 Index Written Options	-1.1%

Updated Prospectus Web Address	www.neosfunds.com/iwmi/
NEOS S&P 500® Hedged Equity Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS S&P 500® Hedged Equity Income ETF
Class Name	NEOS S&P 500® Hedged Equity Income ETF
Trading Symbol	SPYH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS S&P 500® Hedged Equity Income ETF (the “Fund” or “SPYH”) for the period of April 3, 2025, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/spyh/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/spyh/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS S&P 500® Hedged Equity Income ETF	$11	0.68%
[19],[20]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.68%	[20]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From April 3, 2025, the Fund’s inception date, through May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 3.15% compared to its benchmark index, the  S&P 500® Total Return Index, which returned 4.47%. The Fund’s relative  underperformance during the reporting period is attributable to the active put spread collar strategy which was able to provide a measure of downside protection during the market selloff, but not able to fully participate in the market rally during the quick recovery off the lows in April.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (04/03/2025)
NEOS S&P 500® Hedged Equity Income ETF NAV	3.15
S&P 500® Total Return Index	4.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/spyh/ for more recent performance information. Visit https://neosfunds.com/spyh/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the  Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 93.1% of the Fund’s distributions were treated as return of capital and 0.0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

Net Assets	$ 2,038,503
Holdings Count | $ / shares	485
Advisory Fees Paid, Amount	$ 1,250
Investment Company Portfolio Turnover	0.00%	[21]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$2,038,503
Number of Holdings	485
Net Advisory Fee	$1,250
Portfolio Turnover	0%*
30-Day SEC Yield	0.75%
30-Day SEC Yield Unsubsidized	0.75%
Distribution Yield	7.94%
[21]
Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	6.9%
NVIDIA Corp.	6.6%
Apple, Inc.	6.0%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.7%
Meta Platforms, Inc.	2.8%
Broadcom, Inc.	2.3%
Berkshire Hathaway, Inc.	1.9%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.5%

Updated Prospectus Web Address	https://neosfunds.com/spyh/
NEOS S&P 500® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS S&P 500® High Income ETF
Class Name	NEOS S&P 500® High Income ETF
Trading Symbol	SPYI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS S&P 500® High Income ETF (the “Fund” or “SPYI”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com/spyi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.neosfunds.com/spyi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS S&P 500® High Income ETF	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025 (the “reporting period”), the Fund’s net asset value (“NAV”) return was 12.01% compared to its benchmark index, the S&P 500® Total Return Index, which returned 13.52%. The Fund’s relative underperformance during the reporting period is attributable to the active short SPX Index laddered call strategy which prevented the underlying equity portfolio from fully participating with the market upside during the sharp rally in the S&P 500 Index for specific months.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS S&P 500® High Income ETF NAV	12.01	12.37
S&P 500® Total Return Index	13.52	16.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com/spyi/ for more recent performance information. Visit www.neosfunds.com/spyi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the  Fund does not have a specific level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets. During the reporting period, 94.2% of the Fund’s distributions were treated as return of capital and 0.0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

Net Assets	$ 3,696,859,069
Holdings Count | $ / shares	509
Advisory Fees Paid, Amount	$ 16,361,817
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$3,696,859,069
Number of Holdings	509
Net Advisory Fee	$16,361,817
Portfolio Turnover	2%
30-Day SEC Yield	0.75%
30-Day SEC Yield Unsubsidized	0.75%
Distribution Yield	12.50%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	6.8%
NVIDIA Corp.	6.6%
Apple, Inc.	6.0%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.8%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc.	1.9%
JPMorgan Chase & Co.	1.5%

Updated Prospectus Web Address	www.neosfunds.com/spyi/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from October 17, 2024 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

[3]
*	Represents less than 0.05%.

[4]
*	Represents less than 0.05%.

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from December 11, 2024 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

[7]
*	Represents less than 0.05%.

[8]
*	Represents less than 0.05%.

[9]
**	Amount shown reflects the expenses of the Fund from September 1, 2024 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

[10]
*	Annualized

[11]
†	The NEOS Enhanced Income Credit Select ETF acquired all of the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of the WST Investment Trust (the “Predecessor Fund”), in tax-free reorganization on September 27, 2024. The fiscal year end of the NEOS Enhanced Income Credit Select ETF is May 31, whereas the fiscal year end of the Predecessor Fund was August 31.

[12]
**	Amount shown reflects the expenses of the Fund from September 1, 2024 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

[13]
*	Annualized

[14]
†	The NEOS Nasdaq-100® Hedged Equity Income ETF acquired all of the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”), in a tax-free reorganization on November 11, 2024. The fiscal year end of the NEOS Nasdaq-100® Hedged Equity Income ETF is May 31, whereas the fiscal year end of the Predecessor Fund was August 31.

[15]
**	Annualized

[16]
*	Amount shown reflects the expenses of the Fund from January 15, 2025 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

[17]
**	Annualized

[18]
*	Amount shown reflects the expenses of the Fund from June 25, 2024 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

[19]
**	Annualized

[20]
*	Amount shown reflects the expenses of the Fund from April 3, 2025 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

[21]
*	Represents less than 0.05%.